Statement of Stockholder's Equity (Unaudited) - USD ($)	Common Stock - Class A	Common Stock - Class B	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Nov. 13, 2017
Net loss				(31,465)	(31,465)
Issuance		400			400
Balance at Dec. 31, 2017		400		(31,465)	(31,065)
Net loss				(113,260)	(113,260)
Stock option compensation expense (Note 5)			18,640		18,640
Balance at Mar. 31, 2018		$ 400	$ 18,640	$ (144,725)	$ (125,685)